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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Polygon Investment Partners LLP
                 -------------------------------
   Address:      4 Sloane Terrace
                 -------------------------------
                 London SW1X 9DQ
                 -------------------------------
                 United Kingdom
                 -------------------------------

Form 13F File Number: 28-10987
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager: Polygon Investment Partners LLP

Name:     Sean Cote
         -------------------------------
Title:    General Counsel
         -------------------------------
Phone:    011-44-20-790 1 8330
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Sean Cote                London, England    November 13, 2009
   -------------------------------    -----------------   ------------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3
                                        --------------------

Form 13F Information Table Entry Total:         15
                                        --------------------

Form 13F Information Table Value Total:   63,564 (x $1,000)
                                        --------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number      Name

    01        28-10988                  Polygon Investment Partners LP
    ------    -----------------         ---------------------------------------
    02        28-10989                  Polygon Investments Ltd.
    ------    -----------------         ---------------------------------------
    03        28-12127                  Polygon Investment Partners HK Limited


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FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES SH/  PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP     (X$1000) PRN AMT PRN  CALL  DISCRETION  MANAGERS      SOLE SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
COMPUCREDIT CORP             NOTE 5.875%11/3   20478NAD2    2969  7500000 PRN        DEFINED     01:02:03   5500000 0       0
CYPRESS SHARPRIDGE INVTS INC COM               23281A307    3076   216666 SH         DEFINED     01:02:03    166540 0       0
ENDEAVOR INTL CORP INC       NOTE 6.000% 1/1   29257MAB6    8946 12000000 PRN        DEFINED     01:02:03    700000 0       0
ENDEAVOUR INTL CORP          COM               29259G101      12    10500 SH         DEFINED     01:02:03     10500 0       0
EVERGREEN SOLAR INC          NOTE 4.000% 7/1   30033RAC2    1580  4000000 PRN        DEFINED     01:02:03   7000000 0       0
FLOTEK INDS INC DEL          COM               343389102     624   303115 SH         DEFINED     01:02:03    140000 0       0
FLOTEK INDS INC DEL          NOTE 5.250% 2/1   343389AA0    4462  9000000 PRN        DEFINED     01:02:03   3000000 0       0
GREATBATCH INC               SDCV 2.250% 6/1   39153LAB2    3620  4000000 PRN        DEFINED     01:02:03  16810000 0       0
HEADWATERS INC               NOTE 2.500% 2/0   42210PAD4    2317  5500000 PRN        DEFINED     01:02:03   7500000 0       0
HEADWATERS INC               NOTE 2.875% 6/0   42210PAB8   11918 12100000 PRN        DEFINED     01:02:03   6000000 0       0
HUTCHINSON TECHNOLOGY INC    NOTE 3.250% 1/1   448407AF3   12210 16500000 PRN        DEFINED     01:02:03   3600000 0       0
INTEL CORP                   COM               458140100    2152   110000 SH         DEFINED     01:02:03    110000 0       0
INTEROIL CORP                COM               460951106    1050    26755 SH         DEFINED     01:02:03    572300 0       0
MAXTOR CORP                  NOTE 2.375% 8/1   577729AE6    1620  1500000 PRN        DEFINED     01:02:03  12100000 0       0
RENTECH INC                  NOTE 4.000% 4/1   760112AA0    7008 10213000 PRN        DEFINED     01:02:03  12500000 0       0